ALLSTATE LIFE INSURANCE COMPANY
                         LAW AND REGUALTION DEPARTMENT
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062

JOHN R. MATHEWS                                 DIRECT DIAL 847 402-2627
COUNSEL                                         FACSIMILE 847 402-3781

                                May 1, 2003
BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allstate Financial Advisors Separate Account I ("Registrant") Post-Effective Amendment No. 5 to Form N-4 Registration Statement Files Nos. 333-77605 and 811-09327
         CIK No. 0001085612
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 18, 2003.

Please direct any question or comment to me at the number above.

Sincerely,

/s/ JOHN R. MATHEWS
John R. Mathews